Operating expenses (Tables)	12 Months Ended
Dec. 31, 2024
Expenses by nature [abstract]
Disclosure of expenses by nature

(amounts in thousands of euros)
SALES AND MARKETING	YEAR ENDED DECEMBER 31, 2022	YEAR ENDED DECEMBER 31, 2023	YEAR ENDED DECEMBER 31, 2024
Personnel costs	—	1,710	2,323
Consulting and professional fees	—	4,012	2,699
Other sales and marketing expenses	—	709	932
Sales & Marketing	—	6,431	5,954
Research and development expenses break down as follows:

(amounts in thousands of euros)
RESEARCH AND DEVELOPMENT EXPENSES	YEAR ENDED DECEMBER 31, 2022	YEAR ENDED DECEMBER 31, 2023	YEAR ENDED DECEMBER 31, 2024
Sub-contracting, studies and research	38,858	85,726	110,993
Personnel costs	3,072	8,048	18,455
Consulting and professional fees	4,246	6,561	12,581
Intellectual property fees	1,187	1,645	1,741
Other research and development expenses	931	1,196	2,762
Research and development expenses	48,295	103,176	146,532

(amounts in thousands of euros)
GENERAL AND ADMINISTRATIVE EXPENSES	YEAR ENDED DECEMBER 31, 2022	YEAR ENDED DECEMBER 31, 2023	YEAR ENDED DECEMBER 31, 2024
Personnel costs	1,403	13,105	19,434
Consulting and professional fees	2,624	6,393	7,990
Other general and administrative expenses	3,466	2,893	5,522
General and administrative expenses	7,492	22,391	32,946

Disclosure of principal audit fees and services	Our principal audit fees and services are set forth below. For the years ended December 31, 2023 and 2024, they include fees due our joint statutory auditor Agili3f, in addition to PricewaterhouseCoopers Audit.

(amounts in thousands of euros)	YEAR ENDED DECEMBER 31, 2022	YEAR ENDED DECEMBER 31, 2023	YEAR ENDED DECEMBER 31, 2024
Statutory Auditor, certification of individual and consolidated financial statements
Issuer	100	1,848	1,144
Other procedures required by law
Issuer	740	492	89
Total	840	2,340	1,233